Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenues - Personalized and small class premium tutoring services [Member] - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Disaggregation of Revenue [Line Items]
Net revenues	$ 32,426	$ 2,120
Artificial Intelligent Education [Member]
Disaggregation of Revenue [Line Items]
Net revenues	25,699	1,770
Artificial Intelligent Universe [Member]
Disaggregation of Revenue [Line Items]
Net revenues	$ 6,727	$ 350